Income Taxes (Operations in Jurisdictions Other Than PRC) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands [Member] USD ($)	Dec. 31, 2012 Cayman Islands [Member] CNY	Dec. 31, 2011 Cayman Islands [Member] CNY	Dec. 31, 2010 Cayman Islands [Member] CNY	Dec. 31, 2012 British Virgin Islands [Member] USD ($)	Dec. 31, 2012 British Virgin Islands [Member] CNY	Dec. 31, 2011 British Virgin Islands [Member] CNY	Dec. 31, 2010 British Virgin Islands [Member] CNY	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 USA [Member] USD ($)	Dec. 31, 2012 USA [Member] CNY	Dec. 31, 2011 USA [Member] CNY	Dec. 31, 2010 USA [Member] CNY
Income Tax Contingency [Line Items]
Foreign					$ (398)	(2,482)	(2,183)	(14,423)	$ (1)	(3)	(2)	(2)
State													(9,575)	(59,655)	27,285	67,900
Federal																	(4)	(25)	(107)	(2,721)
Net income (loss) before income taxes	$ (9,978)	(62,164)	24,993	50,754